Equity share capital (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements of share capital [Line Items]
Scrip dividend	€ 130,000,000	€ 136,000,000	€ 132,000,000
Reduction of issued capital	200,000
Issued capital [member]
Movements of share capital [Line Items]
Scrip dividend	€ 0	€ 0	€ (3,000,000)
Ordinary shares [member] | Issued capital [member]
Movements of share capital [Line Items]
Number of shares outstanding		740,688,365	727,443,261
Scrip dividend number of shares	12,122,194	13,245,104
Reduction of share capital number of shares	(23,250,608)	0
Issued capital		€ 7,406,884	€ 7,274,433
Scrip dividend	€ 121,222	132,451
Reduction of issued capital	€ (232,506)	€ 0
Ordinary shares [member] | Share capital [Member]
Movements of share capital [Line Items]
Number of shares outstanding	729,559,951	740,688,365
Issued capital	€ 7,295,600	€ 7,406,884